UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22936

Diversified Real Asset Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	May 31
Date of reporting period:	February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Diversified Real Asset Income Fund (DRA)
February 28, 2015 (Unaudited)

Principal	Interest
Amount (000)	Description (1)	Rate	Maturity	Value
	LONG-TERM INVESTMENTS - 137.5% (98.4% of Total Investments)
	WHOLE LOANS - 41.3% (29.6% of Total Investments) (2), (3), (4)
	Commercial Loans - 30.9% (22.1% of Total Investments)
$ 2,281	150 North Pantano I, AZ	4.900%	8/01/19	$ 2,281,487
2,248	2165 Shermer Road, Northbrook, IL, (20)	4.125%	9/01/28	2,242,001
2,914	5600 University Boulevard, Albuquerque, NM, (20)	5.100%	2/01/24	2,907,206
3,220	8324 East Hartford Drive I, Scottsdale, AZ, (5), (20)	6.900%	5/01/20	3,211,965
2,038	31601 Industrial Drive, Livonia, MI, (6), (20)	4.125%	2/01/24	2,032,501
914	45755 Five Mile Road, Plymouth Township, MI, (6), (20)	4.125%	2/01/19	911,531
1,441	Apple Valley Retail Center, Apple Valley, MN, (20)	4.775%	10/01/23	1,437,129
969	Bigelow Office Buildings, Las Vegas, NV, (20)	6.375%	4/01/17	966,952
1,415	Carl’s Jr., Idaho Springs, CO	4.125%	5/01/23	1,400,990
1,875	Chicago Social Security Building, Chicago, IL, (20)	4.775%	6/01/22	1,869,923
6,896	Clear Lake Central I, Webster, TX, (5)	4.925%	9/01/15	6,577,278
1,762	Copper Junction, Copper Mountain, CO, (20)	6.375%	7/01/17	1,757,277
2,344	Cresthaven Medical, Memphis, TN	3.875%	6/01/18	2,203,090
3,162	Gateway Business Center, St. Cloud, MN, (20)	4.820%	10/01/23	3,154,551
2,072	George Gee Hummer, Liberty Lake, WA	6.425%	7/01/18	1,849,459
4,559	George Gee Pontiac I, Liberty Lake, WA	6.425%	7/01/18	4,072,056
731	George Gee Pontiac II, Liberty Lake, WA	6.375%	7/01/18	652,680
2,438	George Gee Porsche, Liberty Lake, WA	6.375%	7/01/18	2,175,600
2,052	Hacienda Colorado Restaurant, Englewood, CO	4.375%	7/01/23	2,053,533
5,035	Hickman Road, Clive, IA, (20)	4.925%	4/01/16	5,022,730
1,771	Jilly’s American Grill, Scottsdale, AZ	6.375%	3/01/17	1,770,608
11,136	La Cholla Plaza I, Tucson, AZ, (5), (6), (7)	3.175%	8/01/14	6,751,917
1,201	La Costa Meadows Industrial Park I, San Marcos, CA	6.775%	7/01/17	1,174,837
1,931	La Costa Meadows Industrial Park II, San Marcos, CA	7.525%	7/01/17	1,900,692
3,750	Magnolia Retail Land, Magnolia, TX	6.900%	10/01/16	3,750,000
2,113	Mandala Agency Building, Bend, OR, (20)	6.375%	6/01/17	2,107,515
14,000	NCH Commercial Pool II, Rocky Point, Mexico, (5), (7)	11.925%	8/01/14	6,934,999
3,192	North Austin Business Center, Austin, TX, (20)	5.650%	11/01/18	3,183,961
3,900	Office City Plaza, Houston, TX, (5)	4.900%	3/01/17	3,900,000
11,832	Oyster Point Office Park, Newport News, VA, (5)	4.175%	5/01/16	11,326,279
870	Oyster Point Office Park II, Newport News, VA	4.875%	5/01/16	580,344
1,859	Palace Court, Santa Fe, NM, (5)	4.875%	8/01/15	1,048,427
4,459	Paradise Boulevard, Albuquerque, NM, (20)	6.500%	4/01/17	4,447,433
2,445	Park Place, Northbrook, IL, (20)	5.225%	12/01/23	2,439,105
1,392	PennMont Office Plaza, Albuquerque, NM	5.375%	4/01/15	1,391,637
1,253	Perkins Restaurant, Maple Grove, MN	6.375%	1/01/18	1,206,017
4,523	RealtiCorp Fund III, Crystal River, FL, (5)	5.925%	7/01/16	4,522,755
2,031	Rivertree Court, Vernon Hills, IL, (20)	5.185%	12/01/23	2,026,078
4,552	RL Stowe Portfolio, Belmont, NC and Chattanooga, TN, (8)	4.000%	1/01/20	3,748,115
15,000	Signal Butte, Mesa, AZ, (5), (9)	4.925%	7/01/17	9,172,350
11,000	Spa Atlantis, Pompano Beach, (5)	6.425%	8/01/16	11,000,000
1,572	Stephens Center, Missoula, MT, (20)	6.875%	9/01/15	1,568,403
4,476	Superior Ford Dealership, Plymouth, MN	6.425%	7/01/17	4,565,981
3,204	Tatum Ranch Center, Phoenix, AZ, (5), (20)	6.150%	10/01/15	3,196,196
163,828	Total Commercial Loans			142,493,588
	Multifamily Loans - 10.4% (7.4% of Total Investments)
6,000	Chateau Club Apartments I, Athens, GA, (5), (7)	6.675%	12/01/12	6,000,000
2,992	Chateau Club Apartments II, Athens, GA, (5), (10), (11)	6.875%	12/01/12	2,387,537
2,420	El Dorado Apartments I, Tucson, AZ, (5)	5.650%	9/01/17	2,420,444
268	El Dorado Apartments II, Tucson, AZ	7.150%	9/01/17	184,775
3,054	Gateway Villages Apartments, Clare, MI, (20)	4.960%	5/01/27	3,045,993
2,350	Good Haven Apartments, Dallas TX, (5), (20)	4.875%	8/01/17	2,344,125
4,875	Keystone Crossings, Springdale, AR, (5), (10), (11)	8.150%	7/05/16	4,279,475
7,308	Montevista Apartments, Fort Worth, TX, (5), (10)	7.425%	3/01/17	8,222,750
4,933	NCH Multifamily Pool, Oklahoma City, OK, (5), (7)	11.925%	8/01/14	35,378
5,400	NCH Multifamily Pool II, Rocky Point Mexico, (5), (7)	11.925%	8/01/14	4,750,000
3,650	RiverPark Land Lot III, Oxnard, CA, (5)	4.900%	4/01/16	3,472,351
8,241	Sapphire Skies I, Cle Elum, WA, (5)	1.925%	7/01/15	5,336,696
3,200	Sapphire Skies II, Cle Elum, WA, (5), (10), (11)	7.900%	7/01/15	32,000
8,000	Sapphire Skies III, Cle Elum, WA, (5), (7)	9.925%	7/01/15	80,000
8,000	Sapphire Skies IV, Cle Elum, WA, (5)	3.875%	7/01/15	5,180,320
70,691	Total Multifamily Loans			47,771,844
	Single Family Loans - 0.0% (0.1% of Total Investments)
5	American Portfolio, California	1.723%	1/01/17	5,397
11	Bank of New Mexico, New Mexico	2.598%	2/01/18	10,867
4	Bluebonnet Savings & Loan, Texas	1.723%	11/01/15	3,911
19	Merchants Bank, Vermont, (12)	10.744%	5/13/17	19,420
24	McClemore, Matrix Funding Corporation, North Carolina	9.348%	8/01/19	24,954
25	Nomura III, California	2.348%	5/01/19	25,233
74	PHH U.S. Mortgage California and Delaware, (12)	7.000%	2/01/21	75,771
162	Total Single Family Loans			165,553
$ 234,681	Total Whole Loans (cost $235,272,362)			190,430,985

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	CORPORATE NOTES - 5.0% (3.6% of Total Investments) (2), (3), (4)
	Diversified Financial Services - 5.0% (3.6% of Total Investments)
$ 5,000	Stratus Properties I, (5)	7.250%	3/31/15	$ 5,000,000
3,000	Stratus Properties II, (5)	7.250%	12/31/15	3,000,000
8,000	Stratus Properties III, (5)	7.250%	12/31/16	8,080,000
3,500	Stratus Properties V, (5)	7.250%	3/31/15	3,500,000
3,500	Stratus Properties VII, (5)	7.250%	12/31/15	3,500,000
$ 23,000	Total Corporate Notes (cost $23,000,000)			23,080,000

Shares	Description (1)			Value
	COMMON STOCKS - 36.8% (26.3% of Total Investments)
	Air Freight & Logistics - 0.2% (0.2% of Total Investments)
27,706	BPost SA			$ 779,606
5,240	Oesterreichische Post AG			258,507
	Total Air Freight & Logistics			1,038,113
	Commercial Services & Supplies - 0.6% (0.4% of Total Investments)
51,425	Covanta Holding Corporation			1,114,380
1,962,015	K-Green Trust			1,547,614
	Total Commercial Services & Supplies			2,661,994
	Electric Utilities - 2.7% (1.9% of Total Investments)
63,663	Alupar Investimento SA			410,403
397,967	AusNet Services			455,573
177,557	EDP - Energias de Portugal, S.A.			700,599
5,142	EDP Energias do Brasil S.A			16,320
55	Electricite de France S.A			1,520
40,518	Endesa S.A, (13)			819,324
3,176	Hafslund ASA, Class B Shares			23,822
2,243,119	HK Electric Investments Limited			1,518,396
432,078	Infratil Limited			1,026,227
8,755	PPL Corporation			298,546
64,170	Scottish and Southern Energy PLC			1,558,354
30,625	Southern Company			1,402,319
376,574	Spark Infrastructure Group			629,706
532,223	Terna-Rete Elettrica Nazionale SpA			2,400,204
175,031	Transmissora Alianca de Energia Eletrica SA			1,290,497
	Total Electric Utilities			12,551,810
	Gas Utilities - 0.7% (0.5% of Total Investments)
23,264	AmeriGas Partners, LP			1,145,287
1,427,971	Cityspring Infrastructure Trust			565,803
45,947	Enagas			1,409,854
	Total Gas Utilities			3,120,944
	Independent Power & Renewable Electricity Producers - 2.1% (1.5% of Total Investments)
29,313	Brookfield Renewable Energy Partners LP			901,961
121,687	Pattern Energy Group Inc.			3,385,332
163,380	Saeta Yield S.A, (13)			1,828,304
325,723	TransAlta Renewables Inc.			3,421,121
	Total Independent Power & Renewable Electricity Producers			9,536,718
	Multi-Utilities - 3.2% (2.3% of Total Investments)
297,929	Centrica PLC			1,123,677
1,110,184	Duet Group			2,203,445
127,555	GDF Suez			2,836,966
80,309	National Grid PLC			5,505,985
488,839	Redes Energeticas Nacionais SA			1,498,877
731,065	Vector Limited			1,631,284
	Total Multi-Utilities			14,800,234
	Oil, Gas & Consumable Fuels - 1.2% (0.9% of Total Investments)
14,769	Arc Logisitics Partners LP			273,227
131,962	BlueKnight Energy Partners LP			985,756
4,877	Crestwood Midstream Partners LP			73,057
7,595	DCP Midstream Partners LP			302,281
16,101	JP Energy Partners LP			233,948
43,801	Kinder Morgan, Inc.			1,796,279
3,412	TC Pipelines LP			225,124
36,051	USD Partners LP			476,234
97,341	Veresen Inc.			1,211,604
1,485	Williams Partners LP			75,943
	Total Oil, Gas & Consumable Fuels			5,653,453
	Real Estate Investment Trust - 21.6% (15.4% of Total Investments)
66,845	Agree Realty Corporation			2,194,521
91,537	American Realty Capital Properties Inc,			897,978
131,825	Apollo Commercial Real Estate Finance, Inc.			2,252,889
85,031	Ares Commercial Real Estate Corporation			1,020,372
206,095	Armada Hoffler Properties Inc.			2,225,826
29,194	Artis Real Estate Investment Trust			358,707
260,984	Ascendas Real Estate Investment Trust			473,002
67,340	Blackstone Mortgage Trust Inc, Class A			1,946,799
255,700	CapitaMall Trust			395,881
68,883	CBL & Associates Properties Inc.			1,379,038
144,123	Colony Financial Inc.			3,633,341
45,499	Cominar Real Estate Investment Trust			717,735
62,560	Corrections Corporation of America			2,495,518
21,132	Digital Realty Trust Inc.			1,402,742
123,225	Easterly Government Properties, Inc., (13)			1,983,923
47,240	Entertainment Properties Trust			2,882,112
224,754	Excel Trust Inc.			3,079,130
160,967	Franklin Street Properties Corporation			2,033,013
84,865	Geo Group Inc.			3,661,925
43,042	GPT Group			158,075
30,082	Health Care Property Investors Inc.			1,274,274
168	Health Care REIT, Inc.			12,954
298,427	Hospitality Properties Trust			7,988,891
263,596	Independence Realty Trust			2,451,443
263,938	Inland Real Estate Corporation			2,824,137
98,344	Investors Real Estate Trust			753,315
914,557	Keppel DC REIT, (13)			697,905
28,650	Kite Realty Group Trust			742,035
193,025	Lexington Corporate Properties Trust			2,090,461
41,682	Liberty Property Trust			1,551,404
38,494	LTC Properties Inc.			1,717,987
291,042	Mapletree Logistics Trust			262,671
210,633	Medical Properties Trust Inc.			3,188,984
67,390	Monmouth Real Estate Investment Corporation			759,485
15,767	National Health Investors Inc.			1,122,295
58,185	Northstar Realty Finance Corporation			1,118,316
52,853	Omega Healthcare Investors Inc.			2,117,291
367,826	Parkway Life Real Estate Investment Trust			658,543
21,183	Pebblebrook Hotel Trust			561,350
4,127	Penn Real Estate Investment Trust			108,788
315,889	Physicians Realty Trust			5,196,374
461,107	Pure Industrial Real Estate Trust			1,870,100
344,410	Retrocom Real Estate Investment Trust			1,118,554
34,467	Sabra Health Care Real Estate Investment Trust Inc.			1,126,726
178,005	Scentre Group			536,900
11,155	Select Income REIT			275,417
130,388	Senior Housing Properties Trust			2,914,172
144,140	Spirit Realty Capital Inc.			1,765,715
153,243	STAG Industrial Inc.			3,823,413
128,094	Starwood Property Trust Inc.			3,125,494
109,535	STORE Capital Corporation			2,479,872
62,826	Sunstone Hotel Investors Inc.			1,668,030
520,660	Suntec Real Estate Investment Trust			746,884
250,967	TF Administradora Industrial S de RL de CV			541,359
18,851	Universal Health Realty Income Trust			958,196
26,808	Urstadt Biddle Properties Inc.			609,078
32,864	WP Carey Inc.			2,253,813
114,315	WPT Industrial Real Estate Investment Trust			1,369,494
	Total Real Estate Investment Trust			99,574,647
	Real Estate Management & Development - 0.5% (0.4% of Total Investments)
231,177	Killam Properties Inc.			2,012,004
1,216,489	Langham Hospitality Investments Limited			583,478
11,577	Road King Infrastructure Limited			9,717
	Total Real Estate Management & Development			2,605,199
	Transportation Infrastructure - 3.9% (2.8% of Total Investments)
36,645	Grupo Aeroportuario Centro Norte, SA			1,386,280
2,928,441	Hopewell Highway Infrastructure Limited			1,415,928
2,796,101	Hutchison Port Holdings Trust			1,943,290
439,191	Jiangsu Expressway Company Limited			539,659
619	Kobenhavns Lufthavne			307,254
50,075	Macquarie Infrastructure Company LLC			3,936,394
606,538	Sydney Airport			2,445,576
823,673	Transurban Group			5,889,107
	Total Transportation Infrastructure			17,863,488
	Water Utilities - 0.1% (0.0% of Total Investments)
217,419	Inversiones Aguas Metropolitanas SA			348,796
	Total Common Stocks (cost $163,383,474)			169,755,396

Shares	Description (1)	Coupon	Ratings (14)	Value
	CONVERTIBLE PREFERRED SECURITIES - 2.4% (1.7% of Total Investments)
	Electric Utilities - 1.0% (0.7% of Total Investments)
92,874	Exelon Corporation	6.500%	BBB-	$ 4,606,550
5,437	NextEra Energy Inc.	5.799%	N/R	310,126
	Total Electric Utilities			4,916,676
	Independent Power & Renewable Electricity Producers - 0.3% (0.2% of Total Investments)
12,968	Dynegy Inc.	5.375%	N/R	1,302,636
	Real Estate Investment Trust - 1.1% (0.8% of Total Investments)
26,339	Alexandria Real Estate Equities Inc., (20)	7.000%	N/R	763,009
13,010	American Homes 4 Rent	5.000%	N/R	328,242
29,229	American Tower Corporation	5.500%	N/R	2,959,437
1,718	Equity Commonwealth	6.500%	Ba1	42,538
4,623	Lexington Corporate Properties Trust, Series B	6.500%	N/R	229,994
9,780	Ramco-Gershenson Properties Trust	7.250%	N/R	655,847
	Total Real Estate Investment Trust			4,979,067
	Total Convertible Preferred Securities (cost $11,147,354)			11,198,379

Shares	Description (1)	Coupon	Ratings (14)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 24.1% (17.3% of Total Investments)
	Banks - 0.3% (0.2% of Total Investments)
44,776	Wells Fargo REIT	6.375%	BBB+	$ 1,173,579
	Electric Utilities - 2.3% (1.7% of Total Investments)
8,580	APT Pipelines Limited	7.198%	N/R	720,389
4,720	BGE Capital Trust II	6.200%	Baa1	122,154
114,536	Entergy Arkansas Inc., (20)	6.450%	BB+	2,888,460
30,267	Integrys Energy Group Inc.	6.000%	Baa1	828,408
19,231	NextEra Energy Inc.	5.700%	BBB	486,929
10,696	NextEra Energy Inc.	5.625%	BBB	272,748
50,112	NextEra Energy Inc.	5.000%	BBB	1,200,182
35,695	Pacific Gas & Electric Corporation	6.000%	Baa2	1,061,926
92,650	PPL Capital Funding, Inc.	5.900%	BB+	2,349,604
32,488	SCE Trust I	5.625%	Baa1	826,170
	Total Electric Utilities			10,756,970
	Multi-Utilities - 1.1% (0.8% of Total Investments)
102,677	Dominion Resources Inc.	6.375%	BBB	5,193,403
	Oil, Gas & Consumable Fuels - 0.1% (0.1% of Total Investments)
19,452	Nustar Logistics Limited Partnership	7.625%	Ba2	511,393
	Real Estate Investment Trust - 20.3% (14.5% of Total Investments)
11,399	American Homes 4 Rent	5.000%	N/R	288,623
534	American Realty Capital Properties Inc.	6.700%	N/R	12,592
57,010	Apartment Investment & Management Company	6.875%	BB-	1,546,681
30,270	Apollo Commercial Real Estate Finance	8.625%	N/R	808,814
65,200	Arbor Realty Trust Incorporated	7.375%	N/R	1,637,824
29,986	Campus Crest Communities	8.000%	N/R	769,441
150,406	Cedar Shopping Centers Inc., Series A	7.250%	N/R	3,961,694
4,558	Chesapeake Lodging Trust	7.750%	N/R	120,924
29,091	Colony Financial Inc.	8.500%	N/R	782,548
55,164	Colony Financial Inc.	7.500%	N/R	1,417,715
33,344	Coresite Realty Corporation	7.250%	N/R	874,947
9,614	Corporate Office Properties Trust	7.375%	BB	256,694
22,113	DDR Corporation	6.500%	Baa3	578,034
26,685	DDR Corporation	6.250%	Baa3	690,875
22,494	Digital Realty Trust Inc.	7.375%	Baa3	626,008
209,985	Digital Realty Trust Inc.	7.000%	Baa3	5,591,901
325,804	Digital Realty Trust Inc.	6.625%	Baa3	8,614,258
71,696	Digital Realty Trust Inc.	5.875%	Baa3	1,763,722
60,092	EPR Properties Inc.	9.000%	BB	2,073,174
790	EPR Properties Inc.	6.625%	Baa3	20,659
435,119	Equity Commonwealth	7.250%	Ba1	11,313,092
2,371	Equity Commonwealth	5.750%	BBB-	57,378
2,764	Equity Lifestyle Properties Inc.	6.750%	N/R	72,693
58,000	Equity Residential Properties Trust, (20)	8.290%	Baa2	3,614,125
1,976	Excel Trust Inc.	8.125%	BB	52,639
55,795	General Growth Properties	6.375%	N/R	1,463,503
33,962	Gramercy Property Trust Inc.	7.125%	N/R	899,993
8,986	Hersha Hospitality Trust	8.000%	N/R	237,320
65,325	Hersha Hospitality Trust	6.875%	N/R	1,692,571
17,751	Hudson Pacific Properties Inc.	8.375%	N/R	465,609
682	Inland Real Estate Corporation	8.125%	N/R	18,073
81,811	Inland Real Estate Corporation	6.950%	N/R	2,088,633
56,714	Investors Real Estate Trust	7.950%	N/R	1,492,712
2,616	Kilroy Realty Corporation	6.375%	Ba1	66,577
29,676	Kimco Realty Corporation,	5.500%	Baa2	730,030
435	LaSalle Hotel Properties	7.500%	N/R	11,367
23,992	Monmouth Real Estate Investment Corp	7.875%	N/R	628,111
4,948	Northstar Realty Finance Corporation	8.875%	N/R	129,934
117,981	Northstar Realty Finance Corporation	8.750%	N/R	3,144,194
90,687	Pebblebrook Hotel Trust	6.500%	N/R	2,336,097
18,428	Penn Real Estate Investment Trust	8.250%	N/R	495,345
5,911	Post Properties, Inc., Series A	8.500%	Baa3	383,624
148,091	PS Business Parks, Inc.	6.450%	Baa2	3,925,892
347,542	PS Business Parks, Inc.	6.000%	Baa2	8,945,731
25,540	PS Business Parks, Inc.	5.750%	Baa2	635,691
57,300	PS Business Parks, Inc.	5.700%	Baa2	1,424,478
24,006	Rait Financial Trust	7.125%	N/R	590,308
1,123	Regency Centers Corporation	6.625%	Baa3	30,051
1,307	Regency Centers Corporation	6.000%	Baa3	33,067
50,003	Retail Properties of America	7.000%	BB	1,309,079
16,774	Sabra Health Care Real Estate Investment Trust	7.125%	BB-	444,511
27,738	Saul Centers, Inc.	6.875%	N/R	726,181
42,843	SL Green Realty Corporation	6.500%	Ba1	1,129,770
15,328	STAG Industrial Inc.	6.625%	BB	392,703
21,236	Summit Hotel Properties Inc.	9.250%	N/R	586,114
56,410	Summit Hotel Properties Inc.	7.875%	N/R	1,506,711
80,736	Summit Hotel Properties Inc.	7.125%	N/R	2,082,181
149	Sun Communities Inc.	7.125%	N/R	3,956
41,080	Taubman Centers Incorporated, Series K	6.250%	N/R	1,051,648
5,454	Terreno Realty Corporation	7.750%	N/R	146,058
28,234	Urstadt Biddle Properties	7.125%	N/R	762,318
74,448	Urstadt Biddle Properties	6.750%	N/R	1,939,370
14,805	Vornado Realty Trust	5.400%	BBB-	362,278
29,769	WP GLIMCHER, Inc.	7.500%	N/R	774,292
36,733	WP GLIMCHER, Inc.	6.875%	N/R	989,587
	Total Real Estate Investment Trust			93,622,723
	Total $25 Par (or similar) Retail Preferred (cost $107,795,185)			111,258,068

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (14)	Value
		CONVERTIBLE BONDS - 1.0% (0.7% of Total Investments)
		Multi-Utilities - 0.6% (0.4% of Total Investments)
$ 2,400		Dominion Resources Inc.	5.750%	10/01/54	BBB	$ 2,554,684
		Oil, Gas & Consumable Fuels - 0.4% (0.3% of Total Investments)
2,295		DCP Midstream LLC, 144A	5.850%	5/21/43	Ba1	1,841,738
$ 4,695		Total Convertible Bonds (cost $4,726,743)				4,396,422

Principal
Amount (000)	(15)	Description (1)	Coupon	Maturity	Ratings (14)	Value
		CORPORATE BONDS - 23.6% (16.9% of Total Investments)
		Commercial Services & Supplies - 2.1% (1.5% of Total Investments)
1,160		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$ 1,206,400
2,470		Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	2,494,700
2,410		Covanta Holding Corporation	5.875%	3/01/24	Ba3	2,506,400
1,765	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B+	1,376,872
1,830	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B2	1,868,674
		Total Commercial Services & Supplies				9,453,046
		Communications Equipment - 0.3% (0.3% of Total Investments)
1,605		Goodman Networks Inc.	12.125%	7/01/18	B	1,572,900
		Construction & Engineering - 0.6% (0.4% of Total Investments)
770		AECOM Technology Corporation, 144A	5.875%	10/15/24	BB-	818,125
15,000	NOK	VV Holding AS, 144A	6.880%	7/10/19	N/R	1,902,870
		Total Construction & Engineering				2,720,995
		Consumer Finance - 0.3% (0.2% of Total Investments)
1,370		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	1,375,138
		Diversified Financial Services - 0.3% (0.2% of Total Investments)
1,625		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,519,375
		Diversified Telecommunication Services - 1.7% (1.2% of Total Investments)
500		CyrusOne LP Finance	6.375%	11/15/22	B+	530,000
2,225		IntelSat Jackson Holdings	6.625%	12/15/22	B-	2,174,938
2,520		Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	2,595,600
2,655		SBA Communications Corporation, 144A	4.875%	7/15/22	B	2,655,000
		Total Diversified Telecommunication Services				7,955,538
		Electric Utilities - 0.5% (0.3% of Total Investments)
2,255		Intergen NV, 144A	7.000%	6/30/23	B+	2,164,800
		Energy Equipment & Services - 0.9% (0.7% of Total Investments)
1,730		Compressco Partners LP / Compressco Finance Corporation, 144A	7.250%	8/15/22	B	1,505,100
1,755		Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B1	1,605,825
1,015	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	AA+	1,222,159
		Total Energy Equipment & Services				4,333,084
		Gas Utilities - 1.9% (1.3% of Total Investments)
1,500		AmeriGas Finance LLC	7.000%	5/20/22	Ba2	1,605,000
705		Ferrellgas LP	8.625%	6/15/20	B-	727,913
1,850		Ferrellgas LP	6.750%	1/15/22	B+	1,868,500
1,955		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	2,013,650
725		Suburban Propane Partners LP	7.375%	8/01/21	BB-	784,813
1,600		Suburban Propane Partners LP	5.500%	6/01/24	BB-	1,632,000
		Total Gas Utilities				8,631,876
		Health Care Equipment & Supplies - 0.6% (0.4% of Total Investments)
2,630		Tenet Healthcare Corporation	6.750%	2/01/20	B3	2,820,675
		Health Care Providers & Services - 3.1% (2.2% of Total Investments)
2,010		Acadia Healthcare, 144A	5.625%	2/15/23	B-	2,075,325
2,020		Community Health Systems, Inc.	6.875%	2/01/22	B+	2,160,138
1,600		HCA Inc.	5.375%	2/01/25	BB-	1,696,000
1,630		HealthSouth Corporation	5.750%	11/01/24	BB-	1,703,350
1,920		IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,999,200
2,700		Kindred Healthcare Inc.	6.375%	4/15/22	B2	2,700,000
1,915		Select Medical Corporation	6.375%	6/01/21	B-	1,924,575
		Total Health Care Providers & Services				14,258,588
		Independent Power & Renewable Electricity Producers - 1.6% (1.1% of Total Investments)
1,990		Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	7.625%	11/01/24	B3	2,111,888
2,200		GenOn Energy Inc.	9.500%	10/15/18	B	2,263,250
2,750		TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB-	2,860,000
		Total Independent Power & Renewable Electricity Producers				7,235,138
		IT Services - 0.5% (0.3% of Total Investments)
2,040		Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	CCC+	2,085,900
		Marine - 0.5% (0.4% of Total Investments)
2,520		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	2,431,800
		Multi-Utilities - 0.2% (0.2% of Total Investments)
600	GBP	RWE AG, Reg S	7.000%	12/31/49	BBB-	1,007,177
		Oil, Gas & Consumable Fuels - 5.0% (3.6% of Total Investments)
1,450		Blue Racer Midstream LLC / Blue Racer Finance Corporation, 144A	6.125%	11/15/22	B	1,493,500
2,530		Calumet Specialty Products	7.625%	1/15/22	B+	2,580,598
1,600		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	1,608,000
2,015		Gibson Energy, 144A	6.750%	7/15/21	BB	2,075,450
1,805		Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	1,786,950
1,150		Hiland Partners LP/ Hiland Partners Finance Corp., 144A	5.500%	5/15/22	Baa3	1,198,875
1,740		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	1,670,400
1,000		Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	Caa2	755,000
1,830		PBF Holding Company LLC	8.250%	2/15/20	BB+	1,939,800
1,900		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	1,895,250
1,750		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	1,841,875
1,000		Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B	970,000
1,130		Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	1,197,800
2,026		Western Refining Inc.	6.250%	4/01/21	B+	2,015,870
		Total Oil, Gas & Consumable Fuels				23,029,368
		Real Estate Investment Trust - 1.3% (0.9% of Total Investments)
1,445		Crown Castle International Corporation	5.250%	1/15/23	BB	1,524,475
2,270		CTR Partnership LP/CareTrust Capital Corporation	5.875%	6/01/21	B+	2,315,400
1,645		Geo Group Inc.	5.875%	1/15/22	BB-	1,735,475
400		Geo Group Inc.	5.875%	10/15/24	BB-	419,000
		Total Real Estate Investment Trust				5,994,350
		Real Estate Management & Development - 0.6% (0.4% of Total Investments)
2,550		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	2,575,500
		Road & Rail - 0.6% (0.4% of Total Investments)
2,805		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	2,819,025
		Software - 0.5% (0.4% of Total Investments)
2,145		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B1	2,220,075
		Transportation Infrastructure - 0.3% (0.3% of Total Investments)
1,500		Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	1,546,785
		Wireless Telecommunication Services - 0.2% (0.2% of Total Investments)
965		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	982,081
		Total Corporate Bonds (cost $109,372,377)				108,733,214

Principal
Amount (000)	(15)	Description (1)	Coupon	Maturity	Ratings (14)	Value
		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 2.8% (2.0% of Total Investments)
		Commercial Services & Supplies - 0.3% (0.2% of Total Investments)
1,370		Royal Capital BV, Reg S	8.375%	N/A (16)	N/R	$ 1,452,063
		Construction & Engineering - 0.6% (0.5% of Total Investments)
2,910		PHBS Limited	6.625%	N/A (16)	N/R	2,939,100
		Electric Utilities - 1.4% (1.0% of Total Investments)
1,850		AES Gener SA, 144A	8.375%	12/18/73	Ba2	2,016,501
420		Electricite de France, 144A	5.625%	N/A (16)	A3	454,650
1,750		Electricite de France, 144A	5.250%	N/A (16)	A3	1,855,000
1,395		FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,381,050
420	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	719,419
		Total Electric Utilities				6,426,620
		Water Utilities - 0.5% (0.3% of Total Investments)
1,273	GBP	Pennon Group PLC, Reg S	6.750%	N/A (16)	N/R	2,111,296
		Total $1,000 Par (or similar) Institutional Preferred (cost $13,095,075)				12,929,079

Shares		Description (1), (17)				Value
		INVESTMENT COMPANIES - 0.5% (0.3% of Total Investments)
464,716		John Laing Infrastructure Fund				$ 906,142
709,340		Starwood European Real Estate Finance Limited				1,149,871
		Total Investment Companies (cost $2,090,385)				2,056,013
		Total Long-Term Investments (cost $669,882,955)				633,837,556

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 2.3% (1.6% of Total Investments)
$ 10,340	Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/27/15, repurchase price $10,340,939, collateralized by $7,800,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $10,549,500	0.000%	3/02/15	$ 10,340,939
	Total Short-Term Investments (cost $10,340,939)			10,340,939
	Total Investments (cost $680,223,894) - 139.8%			644,178,495
	Borrowings - (40.2)% (18), (19)			(185,300,000)
	Other Assets Less Liabilities - 0.4%			2,021,673
	Net Assets - 100%			$ 460,900,168

Investments in Derivatives as of February 28, 2015

Futures Contracts outstanding:

				Notional	Variation Margin	Unrealized
	Contract	Number of	Contract	Amount at	Receivable/	Appreciation
Description	Position	Contracts	Expiration	Value	(Payable)	(Depreciation)
U.S. Treasury 5-Year Note	Short	(77)	6/15	$(9,184,656)	$(9,625)	$(7,320)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 — Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Whole Loans	$ –	$ 49,872,575	$ 140,558,410	$ 190,430,985
Corporate Notes	–	–	23,080,000	23,080,000
Common Stocks	169,755,396	–	–	169,755,396
Convertible Preferred Securities	10,435,370	763,009	–	11,198,379
$25 Par (or similar) Retail Preferred	104,755,483	6,502,585	–	111,258,068
Convertible Bonds	–	4,396,422	–	4,396,422
Corporate Bonds	–	108,733,214	–	108,733,214
$1,000 Par (or similar) Institutional Preferred	–	12,929,079	–	12,929,079
Investment Companies	2,056,013	–	–	2,056,013
Short-Term Investments:
Repurchase Agreements	–	10,340,939	–	10,340,939
Investments in Derivatives:
Futures Contracts*	(7,320)	–	–	(7,320)
Total	$ 286,994,942	$ 193,537,823	$ 163,638,410	$ 644,171,175
*Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Whole	Corporate
Loans	Notes	Total
Balance at the beginning of period	$–	$–	$–
Investments acquired in the Mergers	273,106,976	26,500,000	299,606,976
Gains (losses):
Net realized gains (losses)	(3,656,848)	–	(3,656,848)
Change in net unrealized appreciation (depreciation)	(44,952,343)	80,000	(44,872,343)
Purchases at cost	3,750,000	–	3,750,000
Sales at proceeds	(37,816,798)	(3,500,000)	(41,316,798)
Net discounts (premiums)	–	–	–
Transfers in to	–	–	–
Transfers (out of)	(49,872,577)	–	(49,872,577)
Balance at the end of period	$140,558,410	$23,080,000	$163,638,410

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of February 28, 2015, were as follows:

Market Value	Techniques	Unobservable Inputs	Range
Commercial & Multifamily Whole Loans	$65,109,964	Discounted Cash Flow	Yield Spread	2.16% - 2.30%
Discounted Cash Flow	Liquidity Spread	0.50% - 2.00%
Discounted Cash Flow	Debt Service Coverage Ratio	0.00 - 2.44
15,157,350	Appraisals	N/A	N/A
10,610,287	Expected Value	N/A	N/A

Commercial & Multifamily Whole Loans and Corporate Notes	64,682,912	Price Ceiling	Cap	100.00 - 102.00

Commercial Whole Loans	7,912,344	Price Floor	(1-Loss Severity)	56.4%

Single Family Whole Loans	121,179	Discounted Cash Flow	Yield Spread	1.65% - 3.00%
44,374	Price Ceiling	Cap	103
Total	$163,638,410

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Whole Loans	$–	$–	$49,872,577	$–	$–	$(49,872,577)
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $682,987,520.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$ 15,026,301
Depreciation	(53,835,326)

Net unrealized appreciation (depreciation) of investments	$ (38,809,025)

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)

Interest rates on whole loans and corporate notes are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the current reporting period.

(3)

Securities purchased as part of a private placement which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(4)

Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investments are classified as Level 3 unless otherwise noted.

(5)

Interest only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the current reporting period.

(6)	Variable Rate Security — The rate shown is the net coupon rate in effect as of the end of the current reporting period.
(7)	Loan is currently in default with regards to scheduled interest and/or principal payments.
(8)

During the current reporting period, the whole loan has been restructured with a principal amount reduction of $1,833,058, an increase in the interest rate from 2.925% to 4.000% and an extended maturity of January 1, 2020.

(9)

In 2010 the Fund agreed to accept a lower interest payment and defer receipt of the balance of the interest payment until maturity of the whole loan. As a result, the Fund receives regular interest payments based on an annual rate of 2.443% with the balance of the remaining interest to be paid at maturity.

(10)

Participating loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

(11)	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.
(12)	Interest rates and maturity dates disclosed represent the weighted average coupon and furthest maturity for the underlying mortgage loans as of current reporting period.
(13)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(14)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(15)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(16)	Perpetual security. Maturity date is not applicable.
(17)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(18)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

(19)	Borrowings as a percentage of Total Investments is 28.8%.
(20)	For fair value measurement disclosure purposes, investment classified as Level 2.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Diversified Real Asset Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2015